Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2025
Intangible assets, net
Summary of group's intangible assets, net

	December 31,
	2024	2025
	RMB	RMB
Gross carrying amount
Platform content	127,954	125,113
Licensed copyrights of video content	55,094	37,076
Trademark	39,536	38,658
License	32,000	32,000
Software	11,503	13,306
Technology and domain name	13,745	13,553
Total of gross carrying amount	279,832	259,706

Less: accumulated amortization
Platform content	(53,314)	(70,003)
Licensed copyrights of video content	(31,661)	(11,717)
Trademark	(10,483)	(13,764)
License	(14,222)	(16,356)
Technology and domain name	(9,609)	(11,919)
Software	(7,353)	(8,314)
Total accumulated amortization	(126,642)	(132,073)
Intangible assets, net	153,190	127,633

Schedule of estimated amortization expenses

Amortization expense
Years ended December 31,	of intangible assets
RMB
2026	38,699
2027	35,763
2028	26,563
2029	7,743
2030	6,006